UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 10608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: January 31, 2005 – June 30, 2005

Item 1.	Reports to Stockholders.

Semi-Annual Report

June 30, 2005

Board of Managers of

The Accumulation Fund:

Donald E. Boggs, Chairman

Gordon T. Miller, Vice Chairman

David G. Fussell

Joan Sadowsky

H. C. Goodwin

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

A Separate Account of The Paul Revere

Variable Annuity Insurance Company

This report and the financial statements attached are submitted for the general information of contractowners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

TO OUR CONTRACTOWNERS AND PARTICIPANTS:

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

VARIABLE ANNUITY CONTRACTS

Stocks experienced considerable volatility during the six-month period ending June 30, 2005. Investors endured another rise in oil prices, a volatile U.S. dollar, record U.S. budget and trade deficits, and war in Iraq. Fundamental economic factors, however, such as corporate spending and earnings, continued to improve around the globe. Over the course of the period, investors seemed to conclude that the global economic recovery, although modest, was still intact.

Against this backdrop, the portfolio slightly underperformed the Russell 1000 Growth Index during the first half of 2005. The sectors that detracted the most from performance were technology, industrial goods & services, and leisure. The sectors that contributed the most were health care, financial services, and basic materials. The portfolio’s philosophy and approach remain consistent.

While the U.S. economy is not booming, there appear to be relatively few soft spots. Wages are rising, and profit growth is decelerating but still increasing. In June and early July, manufacturing and nonmanufacturing activity improved, consumers became more confident, and labor markets remained solid. For the longer term, as long as consumer spending remains strong and there is no collapse in the housing market, healthy growth is expected. Prospects for business investment seem solid and we expect to see growth at or above potential throughout the rest of the year.

Thank you for your continued support.

Sincerely,

/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
The Paul Revere Variable Annuity Contract Accumulation Fund

Additional Information.

REMUNERATION OF THE BOARD OF MANAGERS

UnumProvident paid all expenses relative to the operation of The Paul Revere Variable Annuity Contract Accumulation Fund (the “Fund”) including Board of Managers’ (the “Board”) fees. Accordingly, no member of the Board receives any remuneration from the Fund. The total aggregate remuneration paid to all members of the Board for the fiscal year ended December 31, 2004, was $7,200.00. This amount represents consideration paid for attendance at meetings of the Board of Managers. Those members of the Board deemed to be interested persons received direct remuneration or an indirect benefit as officers of The Paul Revere Variable Annuity Insurance Company (“PRV”). None of the members of the Board, or officers of the Fund, who are also officers or employees of PRV or its affiliates, received any remuneration from the Fund.

PROXY VOTING POLICIES

A description of the Fund’s proxy voting policy and procedures is available without charge from the Secretary of the Board of Managers by calling (800) 718-8824. You may also view a description of the Fund’s proxy voting policy and procedures on the Securities and Exchange Commission (“SEC”) website located at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended is available via the methods noted above.

QUARTERLY FILING REQUIREMENTS

In November 2004, the Fund began filing its complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q, which when filed, is available without charge from the Secretary of the Board by calling toll-free (800)718-8824. You may also view its complete schedule of investments on Form N-Q on the SEC’s website, located at www.sec.gov or at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

BY THE BOARD OF MANAGERS

In determining to approve the most recent annual extension of the Investment Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Investment Advisory Agreements”), the Board reviewed several factors. The Board considered the nature and quality of the services expected to be provided by PRV and MFS Institutional Advisors, Inc. (“MFSI”) with respect to the Fund and determined that PRV and MFSI are sufficiently qualified to provide the level of services expected under the Investment Advisory Agreements. The Board also considered the investment performance of the Fund and MFSI and determined that MFSI is competent to provide the sub-advisory services necessary to achieve the Fund’s investment objective of long-term growth. The Board considered the costs of services to be provided and the profits to be realized by PRV and MFSI and their affiliates from the relationship with the Fund and determined that the compensation payable to PRV and MFSI is reasonable. Because the Fund is no longer accepting new contractholders, the Board did not consider potential economies of scale or how the fees might reflect economies of scale for the benefit of the Fund’s investors. Due to the unique nature of the Fund, the Board did not rely upon comparisons of the services to be rendered or the fees to be paid under the Investment Advisory Agreements with those under other investment advisory contracts. The Board did not consider the potential benefits to either PRV or MFSI because neither adviser engages in soft-dollar practices with respect to the Fund. After taking into account each of the factors discussed above, the Board determined that it would be prudent to extend the Investment Advisory Agreements.

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (“SAI”) includes additional information about members of the Board of the Fund, and is available, without charge, upon request by calling toll-free (800)718-8824.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(1) Name, Address, and Age	(2) Position(s) Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director
H. C. Goodwin (70) 24 Waters Road Sutton, MA 01590	Member, Board of Managers	2004-2007 3 years of service	President of Manufacturers Service Center, Inc.	2	None

Gordon T. Miller (83) 14 Eastwood Road Shrewsbury, MA 01545	Vice Chairman, Board of Managers	2004-2007 36 years of service	Retired; Former Vice President and Director of Industrial Relations of Barry Wright Corporation, Newton Lower Falls, MA. (antivibration products)	2	None

Joan Sadowsky (75) 770 Salisbury Street Apt. 576 Worcester, MA 01609	Member, Board of Managers	2003-2006 19 years of service	Retired; Former Vice President of Human Resources, Atlas Distributing Corporation, Auburn, MA (beverage distribution)	2	None

The members of the Board listed below are “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940.

INFORMATION CONCERNING MEMBERS OF THE BOARD OF MANAGERS

(CONTINUED)

(1) Name, Address, and Age	(2) Position(s) Held with Fund	(3) Term of Office and Length of Time Served	(4) Principal Occupation(s) During Past 5 Years	(5) Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	(6) Other Directorships Held by Director or Nominee For Director
Donald E. Boggs* (60) 1 Fountain Square Chattanooga, TN 37402	Chairman Board of Managers	2004-2007 7 years of service	Retired, Senior Vice President UnumProvident Corporation Chattanooga, Tennessee	2	None

David G. Fussell* (58) 1 Fountain Square Chattanooga, TN 37402	Member, Board of Managers	2003-2006 3 years of service	Senior Vice President UnumProvident Corporation, Chattanooga, Tennessee	2	None

*	Officers of PRV, (the investment advisor, underwriter and sponsoring insurance company) and other subsidiaries within the UnumProvident holding company system.

None of the members of the Board who are not “interested persons” of the Fund within the meaning of section 2(a)(19) of the Investment Company Act of 1940 owns beneficially or of record securities of PRV or any of its affiliates.

The Paul Revere Variable Annuity Contract Accumulation Fund

Financial Statements

(Unaudited)

June 30, 2005

Statements of Assets and Liabilities

(Unaudited)

	June 30, 2005
	Series Q (Qualified)	Series N (Non-Qualified)
ASSETS
Investments in securities at market value (Cost: Series Q - $8,875,327) (Cost: Series N - $1,417,453) (see Schedule of Investments)	$9,326,707	$1,504,778
Cash	22,848	3,313
Dividends receivable	4,233	681

Total assets	9,353,788	1,508,772

LIABILITIES
Amounts payable for terminations and variable annuity benefits	20,617	4,767
Management fee and other amounts due The Paul Revere Variable Annuity Insurance Company	12,491	2,014

Total liabilities	33,108	6,781

TOTAL NET ASSETS	$9,320,680	$1,501,991

CONTRACT OWNERS’ EQUITY
Deferred contracts terminable by owner	$7,416,779	$707,793
Currently payable contracts	1,903,901	794,198

Total net assets	$9,320,680	$1,501,991

ACCUMULATION UNITS OUTSTANDING	783,897	129,936

NET ASSET VALUE PER ACCUMULATION UNIT	$11.890	$11.559

Statements of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2005 Series Q (Qualified)	Year Ended December 31, 2004 Series Q (Qualified)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(35,751)	$(29,119)
Net realized gain on investments	245,937	465,869
Net increase (decrease) in unrealized appreciation of investments	(467,663)	139,249

Increase (decrease) in net assets from operations	(257,477)	575,999
Payments to contract owners:
Annuity payments to contract owners	121,979	243,701
Terminations and withdrawals to contract owners	29,809	90,596

Total payments to contract owners	151,788	334,297

Total increase (decrease) in net assets	(409,265)	241,702
NET ASSETS
Beginning of period	9,729,945	9,488,243

End of period	$9,320,680	$9,729,945

	Six Months Ended June 30, 2005 Series N (Non-Qualified)	Year Ended December 31, 2004 Series N (Non-Qualified)
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(8,574)	$(10,809)
Net realized gains on investments	46,068	63,344
Net increase (decrease) in unrealized appreciation of investments	(67,738)	27,625

Increase in net assets from operations	(30,244)	80,160
Payments to contract owners:
Annuity payments to contract owners	26,349	52,283
Terminations and withdrawals to contract owners	38,327	166,112

Total payments to contract owners	64,676	218,395

Total decrease in net assets	(94,920)	(138,235)
NET ASSETS
Beginning of period	1,596,911	1,735,146

End of period	$1,501,991	$1,596,911

See accompanying notes to financial statements.

Statements of Operations

(Unaudited)

Six Months Ended June 30, 2005 Series Q (Qualified)
INVESTMENT LOSS
Income:
Dividends	$40,489

Expenses:
Mortality and expense risk fees	46,660
Investment management and advisory service fees	23,330
Professional services	6,250

Total expenses	76,240

Net investment loss	(35,751)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments sold	245,937
Net decrease in unrealized appreciation of investments	(467,663)

Net realized and unrealized loss on investments	(221,726)

Decrease in net assets from operations	$(257,477)

Six Months Ended June 30, 2005 Series N (Non-Qualified)
INVESTMENT LOSS
Income:
Dividends	$6,543

Expenses:
Mortality and expense risk fees	7,578
Investment management and advisory service fees	3,789
Professional services	3,750

Total expenses	15,117

Net investment loss	(8,574)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments sold	46,068
Net decrease in unrealized appreciation of investments	(67,738)

Net realized and unrealized loss on investments	(21,670)

Decrease in net assets from operations	$(30,244)

See accompanying notes to financial statements.

Schedule of Investments

June 30, 2005

(Unaudited)

	Series Q (Qualified)				Series N (Non –Qualified)
Securities of Unaffiliated Companies	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Common Stocks
Aerospace / Defense
United Technologies Corp.	1,400	$71,348	$71,890	0.77%	200	$10,172	$10,270	0.69%

Agriculture
Monsanto Company	1,300	53,011	81,731	0.88%	130	4,519	8,173	0.55%

Apparel
Reebok International Ltd.	1,800	65,431	75,294	0.81%	280	10,182	11,712	0.78%

Beverages
PepsiCo, Inc.	4,290	206,222	231,360	2.48%	720	34,750	38,830	2.59%

Broadcasting & Media
Comcast Corporation Class A *	3,000	95,651	92,100		530	16,865	16,271
Getty Images, Inc. *	1,200	69,148	89,112		180	10,562	13,367
Time Warner, Inc.	6,400	106,960	106,944		1,050	17,394	17,546
Viacom, Inc. Class B *	1,510	61,181	48,350		—	—	—

		332,940	336,506	3.61%		44,821	47,184	3.14%

Business Services
Accenture, Ltd., Class A *	6,600	156,776	149,622	1.61%	1,100	25,911	24,937	1.66%

Computer – Systems & Services
Dell, Inc. *	8,930	283,911	352,824		1,400	46,672	55,314
eBay, Inc. *	2,300	87,234	75,923		360	12,959	11,884
Electronic Arts, Inc. *	2,000	113,733	113,220		300	17,065	16,983
EMC Corporation	12,100	143,256	165,891		2,030	24,046	27,831
Fiserv, Inc. *	2,200	84,602	94,490		370	14,230	15,892
Google, Inc., Class A *	200	48,499	58,830		35	9,205	10,295
Mercury Interactive Corp. *	3 100	137,780	118,916		500	22,223	19,180
Microsoft Corporation	14,980	392,226	372,103		2,300	59,959	57,132
Network Appliance, Inc. *	2,600	58,742	73,502		460	10,399	13,004
Oracle Corporation *	21,240	263,842	280,368		3,400	42,274	44,880
Symantec Corporation *	5,000	121,702	108,700		800	19,503	17,392
VERITAS Software Corporation *	5,665	157,232	138,226		740	16,286	18,056
Yahoo!, Inc. *	4,300	129,998	148,995		730	21,825	25,295

		2,022,757	2,101,988	22.54%		316,646	333,138	22.18%

Conglomerate
General Electric Company	3,700	134,876	128,205	1.38%	600	21,805	20,790	1.38%

Consumer Goods & Services
Avon Products, Inc.	1,100	45,488	41,635		200	8,250	7,570
Proctor & Gamble Company	3,600	196,989	189,900		560	30,623	29,540

		242,437	231,535	2.48%		38,873	37,110	2.47%

Electronics
Amphenol Corp., Class A	1,300	40,156	52,221		260	7,969	10,444
Fisher Scientific International, Inc. *	1,900	107,587	123,310		380	21,567	24,662
Waters Corporation *	1,400	59,813	52,038		260	11,273	9,644

		207,556	227,569	2.44%		40,809	44,770	2.98%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2005

(Unaudited)

	Series Q (Qualified)				Series N (Non - Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets
Energy Services
GlobalSantaFe Corporation	1,700	59,882	69,360		300	10,577	12,240
Halliburton Holding Company	1,200	49,201	57,384		200	8,200	9,564

		109,083	126,744	1.36%		18,777	21,804	1.45%

Financial Institutions
American Express Company	1,500	78,396	79,845		260	14,123	13,840
Citigroup, Inc.	1,624	72,417	75,077		256	12,087	11,835
Countrywide Financial Corporation	2,600	96,038	100,386		400	14,775	15,444
Goldman Sachs Group, Inc.	510	54,115	52,030		80	8,580	8,162
Merrill Lynch & Company, Inc.	1,000	59,843	55,010		200	11,969	11,002

		360,809	362,348	3.89%		61,534	60,283	4.01%

Health Services
HCA, Inc.	600	26,927	34,002	0.36%	100	4,488	5,667	0.37%

Leisure & Tourism
Carnival Corporation	2,100	94,763	114,555		360	16,184	19,637
Harley-Davidson, Inc.	900	51,874	44,640		180	10,375	8,928
Outback Steakhouse, Inc.	1,300	53,616	58,812		200	8,272	9,048
Walt Disney Company	5,600	142,533	141,008		1,000	25,411	25,180

		342,786	359,015	3.85%		60,242	62,793	4.18%

Machinery
Caterpillar, Inc.	800	69,725	76,248	0.82%	150	13,181	14,297	0.95%

Manufacturing								.
Cooper Industries, Ltd. Class A	700	39,851	44,730		80	4,415	5,112
Illinois Tool Works, Inc.	1,100	93,791	87,648		200	17,052	15,936

		133,642	132,378	1.42%		21,467	21,048	1.40%

Medical & Health Products
Abbott Laboratories	4,500	185,611	220,545		730	30,341	35,777
Allergan Inc.	1,900	134,987	161,956		300	21,320	25,572
Amgen, Inc. *	5,080	292.476	307,137		820	48,018	49,577
Eli Lily and Company	2,300	158,083	128,133		380	25,788	21,170
Genentech, Inc. *	600	29,841	48,168		110	5,483	8,830
Genzyme Corporation *	2,500	124,006	150,225		400	20,066	24,036
Gilead Sciences, Inc. *	2,500	81,461	109,975		430	13,328	18,916
Johnson & Johnson	5,860	316,169	380,900		970	51,994	63,050
Medtronic, Inc.	2,650	129,250	137,244		420	20,725	21,752
St. Jude Medical, Inc. *	2,800	112,780	122,108		500	20,193	21,805
WellPoint, Inc. *	1,000	59,412	69,640		100	5,791	6,964
Wyeth	7,800	319,872	347,100		1,230	50,131	54,735
Zimmer Holdings, Inc. *	500	38,523	38,085		100	7,705	7,617

		1,982,471	2,221,216	23.83%		320,883	359,801	23.96%

Semiconductors
Analog Devices, Inc.	2,570	88,921	95,887		390	12,714	14,551
Maximum Integrated Products	1,100	47,702	48,070		200	8,673	8,740
Novellus Systems, Inc. *	1,600	58,187	60,864		300	10,910	11,412
Texas Instruments, Inc.	3,100	75,924	87,017		500	12,246	14,035
Xilinx, Inc	3,900	114,534	99,450		600	17,625	15,300

		385,268	391,288	4.20%		62,168	64,038	4.27%

See accompanying notes to financial statements.

Schedule of Investments (continued)

June 30, 2005

(Unaudited)

	Series Q (Qualified)				Series N (Non - Qualified)
	Number Of Shares	Cost	Market Value	% of Net Assets	Number Of Shares	Cost	Market Value	% of Net Assets
Stores
CVS Corporation	6,400	137,532	186,048		1,160	25,181	33,721
Home Depot	1,200	47,803	46,680		200	7,967	7,780
Kohl’s Corporation *	1,670	80,694	93,370		310	14,944	17,331
Lowe’s Companies, Inc.	2,100	114,342	122,262		380	20,939	22,124
Petsmart, Inc.	4,600	136,134	139,610		770	22,771	23,370
Staples, Inc.	1,950	41,265	41,574		350	7,392	7,462
Target Corporation	2,430	91,243	132,216		360	13,848	19,588
Wal-Mart Stores, Inc.	3,300	166,331	159,060		500	25,029	24,100

		815,344	920,820	9.88%		138,071	155,476	10.35%

Telecommunications
Amdocs, Ltd. *	2,800	77,091	74,004		500	13,802	13,215
Cisco Systems, Inc. *	22,140	537,930	423,095		3,630	78,012	69,368
Comverse Technology, Inc. *	1,900	47,616	44,935		200	5,014	4,730
Corning Inc. *	6,700	73,974	111,354		900	9,960	14,958
Sprint Corp.	5,200	122,632	130,468		800	18,878	20,072
Qualcomm, Inc.	3,500	123,056	115,535		570	20,362	18,816

		982,299	899,391	9.65%		146,028	141,159	9.40%

Transportation
FedEx Corporation	1,300	98,182	105,313		180	13,736	14,582
United Parcel Service, Inc., Class B	900	75,437	62,244		100	8,390	6,916

		173,619	167,557	1.80%		22,126	21,498	1.43%

Total Investments		$8,875,327	$9,326,707	100.06%		$1,417,453	$1,504,778	100.19%

Other Assets Less Liabilities			(6,027)	-0.06%			(2,787)	-0.19%

Total Net Assets			$9,320,680	100.00%			$1,501,991	100.00%

*	Non – income producing security

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios

(Unaudited)

	Six Months Ended June 30, 2005	Years Ended December 31,
		2004	2003	2002	2001	2000
PER UNIT DATA (a)
Series Q (Qualified)
Investment income	$0.050	$0.155	$0.093	$0.099	$0.094	$0.117
Expenses	0.095	0.192	0.172	0.180	0.226	0.374

Net investment loss	(0.045)	(0.037)	(0.079)	(0.081)	(0.132)	(0.257)
Net realized and unrealized gains (losses) on investments	(0.276)	0.760	2.272	(4.481)	(4.577)	(1.398)

Net increase (decrease) in net asset value	(0.321)	0.723	2.193	(4.562)	(4.709)	(1.655)
Accumulation unit net asset value:
Beginning of period	12.211	11.488	9.295	13.857	18.566	20.221

End of period	$11.890	$12.211	$11.488	$9.295	$13.857	$18.566

Series N (Non-Qualified)
Investment income	$0.048	$0.173	$0.087	$0.094	$0.090	$0.094
Expenses	0.110	0.260	0.199	0.204	0.251	0.397

Net investment loss	(0.062)	(0.087)	(0.112)	(0.110)	(0.161)	(0.303)
Net realized and unrealized gains (losses) on investments	(0.158)	0.735	2.241	(4.563)	(5.177)	(1.498)

Net increase (decrease) in net asset value	(0.220)	0.648	2.129	(4.673)	(5.338)	(1.801)
Accumulation unit net asset value:
Beginning of period	11.779	11.131	9.002	13.675	19.013	20.814

End of period	$11.559	$11.779	$11.131	$9.002	$13.675	$19.013

(a)	The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the period and do not include any sales loads.

	Six Months Ended June 30, 2005		Years Ended December 31,
			2004	2003	2002	2001	2000
RATIOS
Series Q (Qualified)
Operating expenses to average accumulation fund balance	1.65	%*	1.65%	1.67%	1.63%	1.55%	1.57%
Net investment loss to average accumulation fund balance	(0.77	%)*	(0.31%)	(0.77%)	(0.73%)	(0.90%)	(1.08%)
Portfolio turnover rate	32%		94%	83%	102%	79%	102%
Accumulation units outstanding at the end of the period (in thousands)	784		797	826	859	925	1,187
Series N (Non-Qualified)
Operating expenses to average accumulation fund balance	2.01	%*	1.97%	2.00%	1.91%	1.70%	1.64%
Net investment loss to average accumulation fund balance	(1.14	%)*	(0.66%)	(1.12%)	(1.03%)	(1.09%)	(1.25%)
Portfolio turnover rate	32%		93%	83%	104%	78%	101%
Accumulation units outstanding at the end of the period (in thousands)	130		136	156	163	182	263

*	Annualized

See accompanying notes to financial statements.

Supplementary Information

Selected Per Unit Data and Ratios (continued)

(Unaudited)

	Years Ended December 31,
	1999	1998	1997	1996	1995
PER UNIT DATA (a)
Series Q (Qualified)
Investment income	$0.094	$0.116	$0.177	$0.153	$0.119
Expenses	0.277	0.202	0.159	0.133	0.096

Net investment income (loss)	(0.183)	(0.086)	0.018	0.020	0.023
Net realized and unrealized gains (losses) on investments	5.280	3.836	2.723	1.551	1.711

Net increase (decrease) in net asset value	5.097	3.750	2.741	1.571	1.734
Accumulation unit net asset value:
Beginning of year	15.124	11.374	8.633	7.062	5.328

End of year	$20.221	$15.124	$11.374	$8.633	$7.062

Series N (Non-Qualified)
Investment income	$0.083	$0.096	$0.135	$0.137	$0.117
Expenses	0.296	0.212	0.166	0.134	0.109

Net investment income (loss)	(0.213)	(0.116)	(0.031)	0.003	0.008
Net realized and unrealized gains (losses) on investments	5.894	3.891	2.660	1.459	1.769

Net increase (decrease) in net asset value	5.681	3.775	2.629	1.462	1.777
Accumulation unit net asset value:
Beginning of year	15.133	11.358	8.729	7.267	5.490

End of year	$20.814	$15.133	$11.358	$8.729	$7.267

(a)	The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year and do not include any sales loads.

	Years Ended December 31,
	1999	1998	1997	1996	1995
RATIOS
Series Q (Qualified)
Operating expenses to average accumulation fund balance	1.56%	1.57%	1.59%	1.57%	1.55%
Net investment income (loss) to average accumulation fund balance	(1.03%)	(0.67%)	0.18%	0.24%	0.38%
Portfolio turnover rate	98%	143%	130%	78%	64%
Accumulation units outstanding at the end of the year (in thousands)	1,385	1,715	1,887	2,093	5,491
Series N (Non-Qualified)
Operating expenses to average accumulation fund balance	1.62%	1.63%	1.67%	1.69%	1.71%
Net investment income (loss) to average accumulation fund balance	(1.16%)	(0.90%)	(0.31%)	0.04%	0.13%
Portfolio turnover rate	103%	143%	139%	94%	67%
Accumulation units outstanding at the end of the year (in thousands)	342	475	530	566	586

See accompanying notes to financial statements.

Notes to Financial Statements

June 30, 2005

(Unaudited)

1.	Organization

The Paul Revere Variable Annuity Contract Accumulation Fund (“the Fund”) is a separate account of The Paul Revere Variable Annuity Insurance Company (“Paul Revere Variable”), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company (“Paul Revere Life”) which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by UnumProvident Corporation, formerly Provident Companies, Inc. (“Provident”). The Fund is the investment vehicle for Paul Revere Variable’s tax-deferred group annuity contracts.

2.	Accounting policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are stated at market values which are based on the last sales prices at June 30, 2005, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners’ equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the day after the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

Contract owners’ equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.	Investment advisor

Paul Revere Variable acts as investment advisor and underwriter to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

Certain administrative services of the Fund are provided by The Variable Annuity Life Insurance Company (“VALIC”) under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services.

4.	Investment sub-advisor

Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. (“MFSI”), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

Notes to Financial Statements (continued)

June 30, 2005

(Unaudited)

5.	Federal income taxes

The Fund’s operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by UnumProvident Corporation. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund’s assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.	Security transactions

The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:

	Series Q (Qualified)		Series N (Non-Qualified)
	Purchases	Sales	Purchases	Sales
June 30, 2005	$2,957,616	$3,069,950	$480,678	$539,053
December 31, 2004	$8,649,539	$9,013,409	$1,510,790	$1,749,052

At June 30, 2005, net unrealized appreciation of investments in Series Q, amounting to $451,380, consisted of unrealized gains of $800,101 and unrealized losses of $348,721, net unrealized appreciation of investments in Series N, amounting to $87,325, consisted of unrealized gains of $127,815 and unrealized losses of $40,490.

7.	Accumulation units

The change in the number of accumulation units outstanding were as follows:

	Series Q (Qualified)
	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Units outstanding at beginning of period	796,794	825,922
Units withdrawn from contracts:
Annuity payments	10,369	21,347
Terminations and withdrawals	2,529	7,781

Net units withdrawn	12,898	29,128

Units outstanding at end of period	783,896	796,794

Notes to Financial Statements (continued)

June 30, 2005

(Unaudited)

7.	Accumulation units (continued)

	Series N (Non-Qualified)
	Six Months Ended June 30, 2005	Year Ended December 31, 2004
Units outstanding at beginning of period	135,576	155,878
Units withdrawn from contracts:
Annuity payments	2,310	4,745
Terminations and withdrawals	3,330	15,557

Net units withdrawn	5,640	20,302

Units outstanding at end of period	129,936	135,576

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6.	Schedule of Investments.

Schedule of investments is included under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Within the 90-day period prior to the filing of this report, the Registrant’s management, including the person serving as both the Registrant’s Chief Executive Officer and Chief Financial Officer conducted an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures as defined in Investment Company Act Rule 30a-3(c). Based on that evaluation, the Chief Executive Officer/Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures were effective as of the date of that evaluation.

(b) No change in the Registrant’s internal control over financial reporting that materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting, occurred during the Registrant’s most recent fiscal half-year.

Item 12.	Exhibits.

The following exhibits are attached to this Form N-CSR:

(a) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 C.F.R. 270.30a-2(a)), attached hereto as Exhibit 31.

(b) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 C.F.R. 270.30a-2(b)), attached hereto as Exhibit 32.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 29, 2005.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs, Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: August 29, 2005.